Offsets	Feb. 25, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Apple Hospitality REIT, Inc.
Form or Filing Type	S-3
File Number	333-262915
Initial Filing Date	Feb. 23, 2024
Fee Offset Claimed	$ 73,800
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common shares, no par value per share
Unsold Securities Associated with Fee Offset Claimed	500,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 500,000,000
Offset Note
(2)
The registrant terminated the offering of unsold securities under the prospectus supplement dated February 23, 2024 (the “2024 Prospectus Supplement”) to the prospectus included in its Registration Statement on Form
S-3
(Registration
No. 333-262915)
(the “2022 Registration Statement”) filed with the Securities and Exchange Commission (the “SEC”) on February 23, 2024.

Termination / Withdrawal Statement	The registrant terminated the offering of unsold securities under the prospectus supplement dated February 23, 2024 (the “2024 Prospectus Supplement”) to the prospectus included in its Registration Statement on Form
S-3
(Registration
No. 333-262915)
(the “2022 Registration Statement”) filed with the Securities and Exchange Commission (the “SEC”) on February 23, 2024.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Apple Hospitality REIT, Inc.
Form or Filing Type	S-3
File Number	333-262915
Filing Date	Feb. 23, 2024
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common shares, no par value per share
Fee Paid with Fee Offset Source	$ 64,999.5
Offset Note
(3)
On April 25, 2019, the registrant filed a Registration Statement on Form
S-3
(Registration
No. 333-231021)
(the “2019 Registration Statement”) and deferred payment of the registration fee pursuant to Rules 456(b) and 457(r). On August 12, 2020, the registrant filed a prospectus supplement to the 2019 Registration Statement (the “2020 Prospectus Supplement”) with the SEC and concurrently submitted a registration fee of $20,378, after accounting for a fee offset of $18,562 related to unsold securities under the prospectus supplement filed February 28, 2017. The total registration fee due, before accounting for the fee offset, was $38,940. The 2020 Prospectus Supplement related to the registrant’s offer and sale from time to time of shares of the registrant’s common stock, no par value per share, having an aggregate gross sales price of up to $300 million under an at-the-market
program (the “2020 ATM Program”), the offering of which has been terminated. On February 23, 2022, the registrant filed a prospectus supplement to the 2022 Registration Statement (the “2022 Prospectus Supplement”) with the SEC and did not pay a registration fee, after accounting for a fee offset of $20,761.75 related to unsold securities under the 2020 Prospectus Supplement. The total registration fee due, before accounting for the fee offset, was $20,761.75. The 2022 Prospectus Supplement related to the registrant’s offer and sale from time to time of shares of the registrant’s common stock, no par value per share, having an aggregate gross sales price of up to $300 million under an at-the-market
program (the “2022 ATM Program”), the offering of which has been terminated. Following the filing of the 2022 Prospectus Supplement, $8,309.18 remained available to offset future registration fees. On February 23, 2024, the registrant filed the 2024 Prospectus Supplement with the SEC and concurrently submitted a registration fee of $64,999.50, after accounting for a fee offset of $ 8,800.50 related to unsold securities under the 2020 Prospectus Supplement and the 2022 Prospectus Supplement. The total registration fee due, before accounting for the fee offset, was $73,800. The 2024 Prospectus Supplement related to the registrant’s offer and sale from time to time of shares of the registrant’s common stock, no par value per share, having an aggregate gross sales price of up to $500 million under an at-the-market
program (the “2024 ATM Program”). As of the date of this prospectus supplement, $500 million remains unsold under the 2024 ATM Program. Pursuant to Rule 457(p) under the Securities Act, a registration fee credit of $73,800 is available to offset the current registration fee.

Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Apple Hospitality REIT, Inc.
Form or Filing Type	S-3
File Number	333-262915
Filing Date	Feb. 23, 2022
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common shares, no par value per share
Fee Paid with Fee Offset Source	$ 0
Offset Note
(3)
On April 25, 2019, the registrant filed a Registration Statement on Form
S-3
(Registration
No. 333-231021)
(the “2019 Registration Statement”) and deferred payment of the registration fee pursuant to Rules 456(b) and 457(r). On August 12, 2020, the registrant filed a prospectus supplement to the 2019 Registration Statement (the “2020 Prospectus Supplement”) with the SEC and concurrently submitted a registration fee of $20,378, after accounting for a fee offset of $18,562 related to unsold securities under the prospectus supplement filed February 28, 2017. The total registration fee due, before accounting for the fee offset, was $38,940. The 2020 Prospectus Supplement related to the registrant’s offer and sale from time to time of shares of the registrant’s common stock, no par value per share, having an aggregate gross sales price of up to $300 million under an at-the-market
program (the “2020 ATM Program”), the offering of which has been terminated. On February 23, 2022, the registrant filed a prospectus supplement to the 2022 Registration Statement (the “2022 Prospectus Supplement”) with the SEC and did not pay a registration fee, after accounting for a fee offset of $20,761.75 related to unsold securities under the 2020 Prospectus Supplement. The total registration fee due, before accounting for the fee offset, was $20,761.75. The 2022 Prospectus Supplement related to the registrant’s offer and sale from time to time of shares of the registrant’s common stock, no par value per share, having an aggregate gross sales price of up to $300 million under an at-the-market
program (the “2022 ATM Program”), the offering of which has been terminated. Following the filing of the 2022 Prospectus Supplement, $8,309.18 remained available to offset future registration fees. On February 23, 2024, the registrant filed the 2024 Prospectus Supplement with the SEC and concurrently submitted a registration fee of $64,999.50, after accounting for a fee offset of $ 8,800.50 related to unsold securities under the 2020 Prospectus Supplement and the 2022 Prospectus Supplement. The total registration fee due, before accounting for the fee offset, was $73,800. The 2024 Prospectus Supplement related to the registrant’s offer and sale from time to time of shares of the registrant’s common stock, no par value per share, having an aggregate gross sales price of up to $500 million under an at-the-market
program (the “2024 ATM Program”). As of the date of this prospectus supplement, $500 million remains unsold under the 2024 ATM Program. Pursuant to Rule 457(p) under the Securities Act, a registration fee credit of $73,800 is available to offset the current registration fee.

Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Apple Hospitality REIT, Inc.
Form or Filing Type	S-3
File Number	333-231021
Filing Date	Aug. 12, 2020
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common shares, no par value per share
Fee Paid with Fee Offset Source	$ 20,378
Offset Note
(3)
On April 25, 2019, the registrant filed a Registration Statement on Form
S-3
(Registration
No. 333-231021)
(the “2019 Registration Statement”) and deferred payment of the registration fee pursuant to Rules 456(b) and 457(r). On August 12, 2020, the registrant filed a prospectus supplement to the 2019 Registration Statement (the “2020 Prospectus Supplement”) with the SEC and concurrently submitted a registration fee of $20,378, after accounting for a fee offset of $18,562 related to unsold securities under the prospectus supplement filed February 28, 2017. The total registration fee due, before accounting for the fee offset, was $38,940. The 2020 Prospectus Supplement related to the registrant’s offer and sale from time to time of shares of the registrant’s common stock, no par value per share, having an aggregate gross sales price of up to $300 million under an at-the-market
program (the “2020 ATM Program”), the offering of which has been terminated. On February 23, 2022, the registrant filed a prospectus supplement to the 2022 Registration Statement (the “2022 Prospectus Supplement”) with the SEC and did not pay a registration fee, after accounting for a fee offset of $20,761.75 related to unsold securities under the 2020 Prospectus Supplement. The total registration fee due, before accounting for the fee offset, was $20,761.75. The 2022 Prospectus Supplement related to the registrant’s offer and sale from time to time of shares of the registrant’s common stock, no par value per share, having an aggregate gross sales price of up to $300 million under an at-the-market
program (the “2022 ATM Program”), the offering of which has been terminated. Following the filing of the 2022 Prospectus Supplement, $8,309.18 remained available to offset future registration fees. On February 23, 2024, the registrant filed the 2024 Prospectus Supplement with the SEC and concurrently submitted a registration fee of $64,999.50, after accounting for a fee offset of $ 8,800.50 related to unsold securities under the 2020 Prospectus Supplement and the 2022 Prospectus Supplement. The total registration fee due, before accounting for the fee offset, was $73,800. The 2024 Prospectus Supplement related to the registrant’s offer and sale from time to time of shares of the registrant’s common stock, no par value per share, having an aggregate gross sales price of up to $500 million under an at-the-market
program (the “2024 ATM Program”). As of the date of this prospectus supplement, $500 million remains unsold under the 2024 ATM Program. Pursuant to Rule 457(p) under the Securities Act, a registration fee credit of $73,800 is available to offset the current registration fee.